May 2, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Attention: Filings - Rule 497 (j)

Re:   Dreyfus Institutional Money Market Fund, Inc.
      Registration Statement File No. 2-67061
      CIK No. 315783

Dear Sir or Madan:

Pursuant to Rule 497 (j) under the securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 37 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 28, 2003.

Very Truly yours,

/s/  Cindy Carney


cc:   Dave Stephens
      Robert Mullery